Property and Equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Impairment charges	$ 0	$ 3,700	$ 0
Depreciation expense	$ 100	$ 600	$ 1,100